Average Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2024
Fidelity SAI Short-Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.20%
Since Inception	0.41%	[1]
Fidelity SAI Short-Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.80%
Since Inception	(0.20%)	[1]
Fidelity SAI Short-Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.06%
Since Inception	0.05%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.89%)
LB013
Average Annual Return:
Past 1 year	4.61%
Since Inception	0.15%

[1]	A From September 15, 2020 .